Intangible Assets (Details) - Schedule of Amortization of Intangible Assets Attributable to Future Periods - Nukkleus Inc.[Member]	Sep. 30, 2022 USD ($)
Schedule of Amortization of Intangible Assets Attributable to Future Periods [Abstract]
2023	$ 2,371,566
2024	2,269,011
2025	2,061,091
2026	1,373,437
2027 and thereafter
Total	$ 8,075,105